Acquisitions - Supplemental Pro Forma Information of Acquisitions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Business Combinations [Abstract]
Revenue	$ 1,326,861	$ 1,230,491	$ 1,022,535
Net income (loss)	$ 8,181	$ (104,705)	$ (46,405)